Income Tax - Summary of Unused Loss Carry-forward (Detail) - Dec. 31, 2022 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	$ 2,044,771	$ 66,540
2023 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	195,332	6,356
2024 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	172,926	5,627
2025 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	182,921	5,953
2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	279,553	9,097
2027 and thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	$ 1,214,039	$ 39,507